Taxes (Narratives) (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign and Domestic Loss Carryforward
Tax effect of foreign and domestic loss carryforwards	$ 579,000,000
Tax effect of foreign and domestic tax credit carryforwards	965,000,000
Offsetting tax benefits associated with the correlative effects of potential transfer pricing adjustments, state income taxes and timing adjustments benefit	875,000,000
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	4,229,000,000	3,902,000,000	5,099,000,000
Recognized interest expense and penalties	216,000,000		134,000,000
Recognized benefit in interest and penalties		93,000,000
Interest and penalties accrued	593,000,000	417,000,000
Significant reduction in unrecognized tax benefits that is reasonably possible in the next 12 months	1,000,000,000
Undistributed earnings of non-U.S. subsidiaries	61,400,000,000
Increase (decrease) in amount of unrecognized tax benefits	646,000,000
Unrecognized Tax Benefits	5,104,000,000	4,458,000,000	5,672,000,000	5,575,000,000
Income Tax Examination [Line Items]
Prepaid taxes	518,000,000	305,000,000
Indian Tax Authorities
Income Tax Examination [Line Items]
Tax assessment notice amount	850,000,000	866,000,000
Income Tax Examination, Likelihood of Unfavorable Settlement	The company believes it will prevail on these matters and that this amount is not a meaningful indicator of liability.
Income Tax Examination, Year under Examination	2009
Prepaid taxes	$ 471,000,000
Minimum
Foreign and Domestic Loss Carryforward
Number of years for which carryforwards are available	2 years
Minimum and Over
Foreign and Domestic Loss Carryforward
Number of years for which carryforwards are available	10 years